Commitments And Contingencies Purchase Obligations (Details) $ in Millions	Dec. 31, 2017 USD ($)
Purchase Obligations
2018	$ 1,177
2019	657
2020	73
2021	42
2022	21
Thereafter	31
Total	$ 2,001